Investments	12 Months Ended
Dec. 31, 2025
Investments [Abstract]
INVESTMENTS

6. INVESTMENTS

	Equity securities without readily	Equity	Held-to-	Available
	determinable	method	maturity	for sale
	fair value	investments	investment	investment	Total
	RMB	RMB	RMB	RMB	RMB
Balance at December 31, 2022	102,510	427,697	—	—	530,207
Additions (ii) (iii)	—	—	470,000	35,968	505,968
Disposal	—	—	(1,056)	—	(1,056)
Adjustment of interest on held-to-maturity investments	—	—	40,448	—	40,448
Accumulated other comprehensive income	—	—	—	(883)	(883)
Impact of accounting method changes	—	—	—	—	—
Share of income in equity method investments	—	19,280	—	—	19,280
Impairment charges	(28,983)	—	—	—	(28,983)
Foreign currency translation adjustment	752	1,711	—	—	2,463
Balance at December 31, 2023	74,279	448,688	509,392	35,085	1,067,444
Additions (ii) (iv)	—	—	100,000	25,548	125,548
Disposal	—	(24,946)	(333,710)	—	(358,656)
Adjustment of interest on held-to-maturity investments	—	—	11,713	—	11,713
Accumulated other comprehensive income	—	—	—	388	388
Impact of accounting method changes	—	—	—	—	—
Share of income in equity method investments	—	37,157	—	—	37,157
Impairment charges	(5,000)	—	—	—	(5,000)
Foreign currency translation adjustment	—	—	—	1,010	1,010
Balance at December 31, 2024	69,279	460,899	287,395	62,031	879,604
Additions	—	—	—	—	—
Disposal at maturity (ii) (iii) (iv)	—	—	(187,340)	(48,107)	(235,447)
Adjustment of interest on held-to-maturity investments	—	—	4,146	—	4,146
Accumulated other comprehensive income (iv)	—	—	—	2,639	2,639
Impact of accounting method changes (i)	439,213	(439,213)	—	—	—
Share of income in equity method investments	—	(3,271)	—	—	(3,271)
Impairment charges (i)	(330,008)	(794)	—	—	(330,802)
Foreign currency translation adjustment	—	—	—	(1,273)	(1,273)
Balance at December 31, 2025	178,484	17,621	104,201	15,290	315,596

(i)	In 2019, the Group invested 24.47% equity interest in Hubei Consumption for a total consideration of RMB361,100. As the Group can no longer exercise its significant influence over the investee due to reduction in voting right, the Group discontinued the equity method accounting and recorded the investment under alternative measurement at the beginning of 2025. In addition, due to the ongoing operating challenges and evolving rules and regulations faced by the consumer finance industry of Hubei Consumption operates in, the Group recorded an impairment of RMB320,730 for the year ended December 31, 2025.

(ii)	In 2023, the Group purchased a certificate of deposit at RMB470,000 as a held-to-maturity investment. This held-to-maturity investment is measured at amortized cost and the interest adjustment amount is RMB39,392. In 2024, the Group purchased a certificate of deposit at RMB100,000 as a held-to-maturity investment. This held-to-maturity investment is measured at amortized cost and the interest adjustment amount is RMB17,395 for the years ended December 31, 2024. In 2025, the certificate of deposit with aggregate principal RMB170,000 matured. The remaining held-to-maturity investment is measured at amortized cost and the interest adjustment amount is RMB4,201 as of December 31, 2025.

(iii)	In 2023, the Group purchased HSBC HOLDINGS PLC BOND (“HSBC Bond”) for RMB35,968, which has a stated maturity within two years and the Group accounts for this investment as available for sale investments. As of December 31, 2024, the fair value is RMB37,126. In March 2025, the Company redeemed the HSBC Bond in the amount of RMB36,495 when it matured. The unrealized gain for this investment was nil, RMB147 and nil for the year ended December 31, 2023, 2024 and 2025, respectively. The realized gain for this investment was nil, nil and RMB671 for the year ended December 31, 2023, 2024 and 2025.

(iv)	In 2024, the Group purchased Standard Chartered Bank linked US Treasury notes for RMB25,548, which has a stated maturity within two years. In 2025, RMB11,612 of Standard Chartered Bank linked US Treasury notes matured. As of December 31, 2025, the fair value of available-for-sale investments amounted to RMB15,290, with original cost of RMB14,176, unrealized gain of RMB1,339 and loss in foreign currency translation adjustment of RMB225. As of December 31, 2024, the fair value of available-for-sale investments amounted to RMB24,905, with original cost of RMB24,782, unrealized loss of RMB633 and gain in foreign currency translation adjustment of RMB756.